UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-10067

Eaton Vance Variable Trust
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2006

Item 1. Schedule of Investments

Eaton Vance VT Floating-Rate Income Fund                                                                         as of September 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior, Floating Rate Interests — 88.6% (1)

Principal Amount	Borrower/Tranche Description	Value
Aerospace and Defense — 1.6%
	AWAS Capital, Inc.
$303,724	Term Loan, 7.19%, Maturing March 22, 2013	$297,650
	Be Aerospace, Inc.
250,000	Term Loan, 7.16%, Maturing August 24, 2012	250,729
	Dresser Rand Group, Inc.
475,613	Term Loan, 7.41%, Maturing October 29, 2011	478,526
	DRS Technologies, Inc.
149,250	Term Loan, 6.85%, Maturing January 31, 2013	149,786
	Hexcel Corp.
449,938	Term Loan, 7.23%, Maturing March 1, 2012	451,063
	IAP Worldwide Services, Inc.
173,688	Term Loan, 8.44%, Maturing December 30, 2012	174,918
	K&F Industries, Inc.
370,175	Term Loan, 7.33%, Maturing November 18, 2012	371,159
	Spirit Aerosystems, Inc.
958,494	Term Loan, 7.75%, Maturing December 31, 2011	965,323
	Transdigm, Inc.
1,425,000	Term Loan, 7.39%, Maturing June 23, 2013	1,432,347
	Vought Aircraft Industries, Inc.
885,176	Term Loan, 7.88%, Maturing December 17, 2011	892,646
		$5,464,147
Air Transport — 0.7%
	Delta Air Lines, Inc.
400,000	Term Loan, 8.02%, Maturing March 16, 2008	404,644
675,000	Term Loan, 10.02%, Maturing March 16, 2008	690,981
	Northwest Airlines, Inc.
700,000	Dip Loan, 7.90%, Maturing August 21, 2008	701,750
	United Airlines, Inc.
96,391	Term Loan, 9.13%, Maturing February 1, 2012	97,907
674,734	Term Loan, 9.25%, Maturing February 1, 2012	685,347
		$2,580,629
Automotive — 3.0%
	Accuride Corp.
1,078,587	Term Loan, 7.44%, Maturing January 31, 2012	1,081,687
	Affina Group, Inc.
281,914	Term Loan, 8.50%, Maturing November 30, 2011	283,412
	Dana Corp.
500,000	DIP Loan, 7.65%, Maturing April 13, 2008	500,260
	Dayco Products, LLC
548,625	Term Loan, 8.02%, Maturing June 21, 2011	550,911

	Exide Technologies, Inc.
$82,267	Term Loan, 11.75%, Maturing May 5, 2010	$86,381
83,275	Term Loan, 11.75%, Maturing May 5, 2010	87,439
	Federal-Mogul Corp.
500,000	DIP Loan, 7.38%, Maturing December 9, 2006	501,094
1,350,000	Term Loan, 9.08%, Maturing December 9, 2006	1,357,594
	Goodyear Tire & Rubber Co.
1,500,000	Term Loan, 7.95%, Maturing April 30, 2010	1,511,719
	Insurance Auto Auctions, Inc.
472,826	Term Loan, 7.90%, Maturing May 19, 2012 (2)	475,634
	Tenneco Automotive, Inc.
1,040,090	Term Loan, 7.40%, Maturing December 12, 2009	1,046,330
462,312	Term Loan, 7.33%, Maturing December 12, 2010	465,086
	Trimas Corp.
187,500	Term Loan, 8.08%, Maturing August 2, 2011	188,906
812,500	Term Loan, 8.25%, Maturing August 2, 2013	818,594
	TRW Automotive, Inc.
147,750	Term Loan, 6.75%, Maturing October 31, 2010	147,612
408,855	Term Loan, 7.19%, Maturing June 30, 2012	408,344
	United Components, Inc.
895,076	Term Loan, 7.70%, Maturing June 30, 2010	898,432
		$10,409,435
Beverage and Tobacco — 0.8%
	Alliance One International, Inc.
431,958	Term Loan, 8.83%, Maturing May 13, 2010	435,198
	Culligan International Co.
278,541	Term Loan, 7.08%, Maturing September 30, 2011	279,020
	Le-Nature’s, Inc.
500,000	Term Loan, 9.39%, Maturing March 1, 2011	507,812
	National Dairy Holdings, L.P.
366,571	Term Loan, 7.33%, Maturing March 15, 2012	367,946
	Reynolds American, Inc.
822,938	Term Loan, 7.31%, Maturing May 31, 2012	827,952
	Southern Wine & Spirits of America, Inc.
336,128	Term Loan, 6.87%, Maturing May 31, 2012	337,078
		$2,755,006
Building and Development — 4.9%
	Biomed Realty, L.P.
1,345,000	Term Loan, 7.58%, Maturing May 31, 2010	1,341,637
	Capital Automotive REIT
341,875	Term Loan, 7.08%, Maturing December 16, 2010	342,920
	Contech Construstion Products
297,917	Term Loan, 7.40%, Maturing January 13, 2013	298,755
	Epco / Fantome, LLC
250,000	Term Loan, 8.37%, Maturing November 23, 2010	251,250

	Gables GP, Inc.
$19,474	Term Loan, 7.08%, Maturing December 31, 2006	$19,502
	General Growth Properties, Inc.
500,000	Term Loan, 6.58%, Maturing February 24, 2011	494,795
	Kyle Acquisition Group, LLC
300,000	Term Loan, 7.38%, Maturing July 20, 2010	300,562
	Landsource Communities, LLC
2,003,000	Term Loan, 7.88%, Maturing March 31, 2010	2,002,165
	Lanoga Corp.
349,125	Term Loan, 7.12%, Maturing June 29, 2013	349,271
	LNR Property Corp.
750,000	Term Loan, 8.22%, Maturing July 3, 2011	755,719
	Mueller Group, Inc.
1,373,421	Term Loan, 7.44%, Maturing October 3, 2012	1,381,759
	NCI Building Systems, Inc.
216,814	Term Loan, 6.71%, Maturing June 18, 2010	216,814
	Newkirk Master, L.P.
269,114	Term Loan, 7.08%, Maturing August 11, 2008	269,535
209,654	Term Loan, 7.08%, Maturing August 11, 2008	209,981
	Nortek, Inc.
323,400	Term Loan, 7.36%, Maturing August 27, 2011	322,592
	Panolam Industries Holdings, Inc.
974,566	Term Loan, 8.12%, Maturing September 30, 2012	979,439
	Ply Gem Industries, Inc.
12,438	Term Loan, 7.65%, Maturing August 15, 2011	12,344
186,563	Term Loan, 7.65%, Maturing August 15, 2011	185,163
	Rubicon GSA II, LLC
800,000	Term Loan, 8.06%, Maturing July 31, 2008	800,000
	St. Mary’s Cement, Inc.
340,375	Term Loan, 7.37%, Maturing December 4, 2010	341,226
	Standard Pacific Corp.
500,000	Term Loan, 6.93%, Maturing May 5, 2013	491,875
	Stile Acquisition Corp.
324,773	Term Loan, 7.49%, Maturing April 6, 2013	319,117
	Stile U.S. Acquisition Corp.
325,327	Term Loan, 7.49%, Maturing April 6, 2013	319,660
	TE / Tousa Senior, LLC
1,200,000	Term Loan, 8.25%, Maturing August 1, 2008	870,000
	The Woodlands Commercial Property, Inc.
400,000	Term Loan, 7.35%, Maturing August 29, 2009	400,500
	Trizec Properties, Inc.
275,000	Term Loan, 6.78%, Maturing May 2, 2007	274,871
	TRU 2005 RE Holding Co.
1,450,000	Term Loan, 8.33%, Maturing December 9, 2008	1,449,395

	Trustreet Properties, Inc.
$2,000,000	Term Loan, 7.33%, Maturing April 8, 2010	$2,010,000
		$17,010,847
Business Equipment and Services — 5.8%
	Acco Brands Corp.
1,738,259	Term Loan, 7.18%, Maturing August 17, 2012	1,743,962
	Activant Solutions, Inc.
248,750	Term Loan, 7.50%, Maturing May 1, 2013	246,807
	Affiliated Computer Services
695,994	Term Loan, 7.39%, Maturing March 20, 2013	698,387
574,281	Term Loan, 7.40%, Maturing March 20, 2013	576,075
	Affinion Group, Inc.
456,890	Term Loan, 8.17%, Maturing October 17, 2012	460,174
	Allied Security Holdings, LLC
348,409	Term Loan, 8.37%, Maturing June 30, 2010	351,022
	Aspect Software, Inc.
1,300,000	Term Loan, 8.44%, Maturing July 11, 2011	1,303,412
	Asurion Corp.
959,350	Term Loan, 8.33%, Maturing July 13, 2012	962,947
	Audatex North America, Inc.
1,000,000	Term Loan, 7.75%, Maturing April 13, 2013	1,008,750
	Buhrmann US, Inc.
292,515	Term Loan, 7.18%, Maturing December 31, 2010	293,246
	DynCorp International, LLC
103,688	Term Loan, 7.75%, Maturing February 11, 2011	104,271
	Gate Gourmet Borrower, LLC
176,889	Term Loan, 8.12%, Maturing March 9, 2012	178,216
22,222	Term Loan, 8.12%, Maturing March 9, 2012	22,389
	Iron Mountain, Inc.
196,500	Term Loan, 7.09%, Maturing April 2, 2011	197,073
532,963	Term Loan, 7.16%, Maturing April 2, 2011	534,073
	Mitchell International, Inc.
748,111	Term Loan, 7.37%, Maturing August 15, 2011	751,150
	N.E.W. Holdings I, LLC
349,125	Term Loan, 8.20%, Maturing August 8, 2014	351,307
	Nielsen Finance, LLC
3,250,000	Term Loan, 8.19%, Maturing August 9, 2013	3,242,778
	Protection One, Inc.
1,046,620	Term Loan, 7.87%, Maturing March 31, 2012	1,050,219
	Quantum Corp.
200,000	Term Loan, 9.44%, Maturing August 22, 2012	200,250
	RGIS Holdings, LLC
1,067,643	Term Loan, 7.87%, Maturing February 15, 2013	1,067,310
	Sungard Data Systems, Inc.
4,014,330	Term Loan, 8.00%, Maturing February 11, 2013	4,047,304

	Williams Scotsman, Inc.
$750,000	Term Loan, 7.00%, Maturing June 27, 2010	$751,093
		$20,142,215
Cable and Satellite Television — 3.8%
	Atlantic Broadband Finance, LLC
500,000	Term Loan, 0.00%, Maturing February 10, 2011 (2)	504,687
348,250	Term Loan, 8.14%, Maturing February 10, 2011	351,515
	Bresnan Broadband Holdings, LLC
700,000	Term Loan, 7.21%, Maturing March 29, 2014	699,344
	Canadian Cable Acquisition Co., Inc
343,000	Term Loan, 8.33%, Maturing July 30, 2011	343,429
	Charter Communications Operating, LLC
3,934,441	Term Loan, 8.13%, Maturing April 28, 2013	3,955,419
	CSC Holdings, Inc.
2,313,375	Term Loan, 7.18%, Maturing March 29, 2013	2,306,405
	Insight Midwest Holdings, LLC
1,832,702	Term Loan, 7.44%, Maturing December 31, 2009	1,840,625
	MCC Iowa, LLC
275,188	Term Loan, 6.51%, Maturing March 31, 2010	270,630
	Mediacom Broadband Group
250,000	Term Loan, 6.98%, Maturing January 31, 2015	248,945
	Mediacom Illinois, LLC
447,500	Term Loan, 7.22%, Maturing January 31, 2015	446,221
	UGS Corp.
817,152	Term Loan, 7.24%, Maturing March 31, 2012	817,152
	UPC Broadband Holding B.V.
605,000	Term Loan, 7.64%, Maturing March 31, 2013	604,541
605,000	Term Loan, 7.64%, Maturing December 31, 2013	604,541
		$12,993,454
Chemicals and Plastics — 4.7%
	Basell Af S.A.R.L.
125,000	Term Loan, 7.57%, Maturing August 1, 2013	126,387
25,000	Term Loan, 7.57%, Maturing August 1, 2013	25,277
125,000	Term Loan, 8.32%, Maturing August 1, 2014	126,387
25,000	Term Loan, 8.32%, Maturing August 1, 2014	25,277
	Brenntag Holding GmbH and Co. KG
58,909	Term Loan, 8.08%, Maturing December 23, 2013	59,498
241,091	Term Loan, 8.08%, Maturing December 23, 2013	243,200
	Celanese Holdings, LLC
1,474,089	Term Loan, 7.37%, Maturing June 4, 2011	1,480,209
	Columbian Chemical Acquisition
1,000,000	Term Loan, 7.12%, Maturing March 16, 2013	1,000,000
	Hercules, Inc.
390,742	Term Loan, 7.00%, Maturing October 8, 2010	391,866

	Hexion Specialty Chemicals
$324,878	Term Loan, 7.37%, Maturing May 5, 2013	$322,035
1,499,308	Term Loan, 7.56%, Maturing May 5, 2013	1,486,189
	Huntsman International, LLC
795,627	Term Loan, 7.08%, Maturing August 16, 2012	795,192
	Ineos Group
675,000	Term Loan, 7.61%, Maturing December 14, 2013	681,398
675,000	Term Loan, 8.11%, Maturing December 14, 2014	681,398
	Innophos, Inc.
257,430	Term Loan, 7.58%, Maturing August 10, 2010	258,476
	Invista B.V.
198,500	Term Loan, 6.88%, Maturing April 30, 2010	198,996
170,589	Term Loan, 6.88%, Maturing April 29, 2011	170,660
86,715	Term Loan, 6.88%, Maturing April 29, 2011	86,751
	ISP Chemo, Inc.
1,246,244	Term Loan, 7.49%, Maturing February 16, 2013	1,247,464
	Kranton Polymers, LLC
452,442	Term Loan, 7.38%, Maturing May 12, 2013	453,714
	Lucite International Group Holdings
324,427	Term Loan, 0.00%, Maturing July 7, 2013 (2)	326,763
923,259	Term Loan, 8.08%, Maturing July 7, 2013	929,906
	Mosaic Co.
197,000	Term Loan, 6.99%, Maturing February 21, 2012	197,000
	Nalco Co.
1,712,741	Term Loan, 7.18%, Maturing November 4, 2010	1,716,341
	PQ Corp.
1,567,244	Term Loan, 7.38%, Maturing February 10, 2012	1,572,467
	Rockwood Specialties Group, Inc.
1,398,799	Term Loan, 7.49%, Maturing December 10, 2012	1,406,318
	Solo Cup Co.
295,433	Term Loan, 9.75%, Maturing February 27, 2011	295,117
		$16,304,286
Clothing/Textiles — 0.7%
	Hanesbrands, Inc.
850,000	Term Loan, 7.63%, Maturing September 5, 2013	856,463
	Propex Fabrics, Inc.
188,764	Term Loan, 7.76%, Maturing July 31, 2012	189,000
	The William Carter Co.
1,204,133	Term Loan, 6.85%, Maturing July 14, 2012	1,203,004
		$2,248,467
Conglomerates — 3.0%
	Amsted Industries, Inc.
995,649	Term Loan, 7.46%, Maturing October 15, 2010	995,649
	Education Management, LLC
1,197,000	Term Loan, 9.50%, Maturing June 1, 2013	1,205,791

	Goodman Global Holdings, Inc.
$582,391	Term Loan, 7.25%, Maturing December 23, 2011	$580,935
	Jarden Corp.
108,690	Term Loan, 7.12%, Maturing January 24, 2012	108,521
1,186,708	Term Loan, 7.37%, Maturing January 24, 2012	1,189,122
	Johnson Diversey, Inc.
1,297,868	Term Loan, 7.97%, Maturing December 16, 2011	1,308,008
	Polymer Group, Inc.
1,612,813	Term Loan, 7.61%, Maturing November 22, 2012	1,615,837
	PP Acquisition Corp.
332,584	Term Loan, 8.33%, Maturing November 12, 2011	334,802
	Rexnord Corp.
1,500,000	Term Loan, 8.06%, Maturing July 19, 2013	1,509,844
	Terex Corp.
498,750	Term Loan, 7.12%, Maturing July 13, 2013	500,620
	US Investigations Services, Inc.
1,000,000	Term Loan, 7.89%, Maturing October 14, 2012	1,003,750
		$10,352,879
Containers and Glass Products — 3.2%
	Berry Plastics Corp.
1,500,000	Term Loan, 7.08%, Maturing September 20, 2013	1,502,062
	Bluegrass Container Co.
229,727	Term Loan, 7.60%, Maturing June 30, 2013	231,522
769,697	Term Loan, 7.61%, Maturing June 30, 2013	775,711
	Crown Americas, LLC
500,000	Term Loan, 7.25%, Maturing November 15, 2012	501,250
	Graham Packaging Holdings Co.
1,503,449	Term Loan, 7.76%, Maturing October 7, 2011	1,509,244
	Graphic Packaging International, Inc.
3,615,254	Term Loan, 7.92%, Maturing August 8, 2010	3,654,957
	IPG (US), Inc.
343,875	Term Loan, 7.66%, Maturing July 28, 2011	347,314
	IPG Acquisition Corp.
558,145	Term Loan, 7.66%, Maturing August 5, 2011	560,936
	JSG Acquisitions
195,000	Term Loan, 7.88%, Maturing December 31, 2013	196,645
195,000	Term Loan, 8.38%, Maturing December 13, 2014	197,620
	Kranson Industries, Inc.
300,000	Term Loan, 8.17%, Maturing July 31, 2013	301,875
	Owens-Brockway Glass Container
425,000	Term Loan, 7.08%, Maturing June 14, 2013	425,159
	Pregis Corp.
297,000	Term Loan, 7.62%, Maturing October 12, 2011	299,413

	Smurfit-Stone Container Corp.
$298,586	Term Loan, 7.66%, Maturing November 1, 2011	$300,597
42,866	Term Loan, 7.66%, Maturing November 1, 2011	43,155
247,946	Term Loan, 7.67%, Maturing November 1, 2011	251,278
		$11,098,738
Cosmetics/Toiletries — 0.2%
	American Safety Razor
249,375	Term Loan, 7.87%, Maturing July 31, 2013	251,557
	Prestige Brands, Inc.
293,250	Term Loan, 7.71%, Maturing April 7, 2011	294,839
		$546,396
Drugs — 0.7%
	NTL Investment Holdings, Ltd.
677,570	Term Loan, 7.33%, Maturing March 30, 2012	680,640
	Warner Chilcott Corp.
321,405	Term Loan, 7.87%, Maturing January 18, 2012	322,410
220,267	Term Loan, 7.87%, Maturing January 18, 2012	220,928
44,053	Term Loan, 7.87%, Maturing January 18, 2012	44,186
1,167,700	Term Loan, 7.93%, Maturing January 18, 2012	1,171,349
		$2,439,513
Ecological Services and Equipment — 1.3%
	Alderwoods Group, Inc.
81,423	Term Loan, 7.33%, Maturing August 19, 2010	81,542
	Allied Waste Industries, Inc.
505,684	Term Loan, 5.33%, Maturing January 15, 2012	504,498
1,261,607	Term Loan, 7.21%, Maturing January 15, 2012	1,258,755
	Casella Waste Systems, Inc.
500,000	Term Loan, 7.46%, Maturing April 28, 2010	501,250
	Duratek, Inc.
158,094	Term Loan, 7.76%, Maturing June 7, 2013	159,379
	Energysolutions, LLC
16,509	Term Loan, 7.58%, Maturing June 7, 2013	16,644
350,000	Term Loan, 7.76%, Maturing June 7, 2013	352,844
	Environmental Systems, Inc.
203,258	Term Loan, 8.93%, Maturing December 12, 2008	204,528
	IESI Corp.
1,300,000	Term Loan, 7.23%, Maturing January 20, 2012	1,302,437
	Sensus Metering Systems, Inc.
220,686	Term Loan, 7.48%, Maturing December 17, 2010	220,686
29,314	Term Loan, 7.50%, Maturing December 17, 2010	29,314
		$4,631,877
Electronics/Electrical — 2.5%
	AMI Semiconductor, Inc.
1,244,340	Term Loan, 6.82%, Maturing April 1, 2012	1,247,451

	Enersys Capital, Inc.
$497,456	Term Loan, 7.46%, Maturing March 17, 2011	$499,321
	Fairchild Semiconductor Corp.
573,563	Term Loan, 6.99%, Maturing June 26, 2013	572,129
	Infor Global Solutions Holdings
1,150,000	Term Loan, 9.12%, Maturing July 28, 2012	1,158,864
600,000	Term Loan, 9.12%, Maturing July 28, 2012	604,625
	Rayovac Corp.
416,458	Term Loan, 8.45%, Maturing February 7, 2012	417,890
	Rexel S.A.
600,000	Term Loan, 7.86%, Maturing March 16, 2013	602,625
	Security Co., Inc.
98,002	Term Loan, 8.63%, Maturing June 28, 2010	98,492
	Sensata Technologies Finance Co.
648,375	Term Loan, 7.24%, Maturing April 27, 2013	644,778
	Serena Software, Inc.
500,000	Term Loan, 7.41%, Maturing March 10, 2013	500,187
	Telcordia Technologies, Inc.
969,289	Term Loan, 8.15%, Maturing September 15, 2012	903,862
	Vertafore, Inc.
170,764	Term Loan, 7.89%, Maturing January 31, 2012	171,671
1,325,127	Term Loan, 7.90%, Maturing January 31, 2012	1,332,167
		$8,754,062
Equipment Leasing — 1.0%
	Maxim Crane Works, L.P.
169,944	Term Loan, 7.34%, Maturing January 28, 2010	170,581
	The Hertz Corp.
227,778	Term Loan, 5.39%, Maturing December 21, 2012	229,382
1,814,262	Term Loan, 7.67%, Maturing December 21, 2012	1,827,036
	United Rentals, Inc.
328,620	Term Loan, 6.00%, Maturing February 14, 2011	329,735
725,703	Term Loan, 7.32%, Maturing February 14, 2011	728,166
		$3,284,900
Farming/Agriculture — 0.1%
	Central Garden & Pet Co.
248,750	Term Loan, 6.83%, Maturing February 28, 2014	249,009
	United Agri Products, Inc.
250,000	Term Loan, 7.52%, Maturing June 8, 2012	250,625
		$499,634
Financial Intermediaries — 2.4%
	AIMCO Properties, L.P.
1,225,000	Term Loan, 7.01%, Maturing March 23, 2011	1,229,212
	Ameritrade Holding Corp.
927,977	Term Loan, 6.82%, Maturing December 31, 2012	928,050

	Citgo III Ltd.
$250,000	Term Loan, 8.14%, Maturing August 3, 2013	$251,562
250,000	Term Loan, 8.64%, Maturing August 3, 2014	252,500
	Coinstar, Inc.
625,368	Term Loan, 7.51%, Maturing July 7, 2011	629,667
	E.A. Viner International Co.
997,500	Term Loan, 8.12%, Maturing July 31, 2013	1,006,228
	Fidelity National Information Solutions, Inc.
1,997,632	Term Loan, 7.08%, Maturing March 9, 2013	2,003,078
	IPayment, Inc.
248,750	Term Loan, 7.36%, Maturing May 10, 2013	248,595
	LPL Holdings, Inc.
1,367,175	Term Loan, 8.30%, Maturing June 30, 2013	1,384,478
	The Macerich Partnership, L.P.
500,000	Term Loan, 6.88%, Maturing April 25, 2010	498,750
		$8,432,120
Food Products — 3.4%
	Acosta, Inc.
650,000	Term Loan, 8.08%, Maturing July 28, 2013	656,771
	Advantage Sales & Marketing, Inc.
248,750	Term Loan, 7.43%, Maturing March 29, 2013	247,817
	American Seafoods Group, LLC
469,186	Term Loan, 7.12%, Maturing September 30, 2011	469,773
194,496	Term Loan, 7.12%, Maturing September 30, 2012	194,739
	BF Bolthouse Holdco, LLC
949,000	Term Loan, 7.63%, Maturing December 16, 2012	955,722
	Chiquita Brands, LLC
2,636,035	Term Loan, 7.97%, Maturing June 28, 2012	2,631,503
	Constellation Brands, Inc.
645,833	Term Loan, 6.94%, Maturing June 5, 2013	649,242
	Del Monte Corp.
498,750	Term Loan, 7.04%, Maturing February 8, 2012	499,796
	Michael Foods, Inc.
318,664	Term Loan, 7.54%, Maturing November 21, 2010	319,395
	Nash-Finch Co.
194,286	Term Loan, 7.63%, Maturing November 12, 2010	195,014
	Nutro Products, Inc.
995,623	Term Loan, 7.37%, Maturing April 26, 2013	998,112
	Pinnacle Foods Holdings Corp.
1,884,223	Term Loan, 7.47%, Maturing November 25, 2010	1,886,579
	QCE Finance, LLC
498,750	Term Loan, 7.63%, Maturing May 5, 2013	496,835
	Reddy Ice Group, Inc.
1,675,000	Term Loan, 7.25%, Maturing August 9, 2012	1,676,047
		$11,877,345

Food Service — 1.8%
	AFC Enterprises, Inc.
$185,943	Term Loan, 7.63%, Maturing May 23, 2009	$186,524
	Burger King Corp.
1,466,244	Term Loan, 6.88%, Maturing June 30, 2012	1,466,855
	CBRL Group, Inc.
648,207	Term Loan, 6.96%, Maturing April 27, 2013	646,667
	CKE Restaurants, Inc.
449,555	Term Loan, 7.38%, Maturing May 1, 2010	450,679
	Domino’s, Inc.
1,834,257	Term Loan, 6.88%, Maturing June 25, 2010	1,835,785
	Jack in the Box, Inc.
341,250	Term Loan, 6.94%, Maturing January 8, 2011	342,956
	Landry’s Restaurants, Inc.
949,322	Term Loan, 7.12%, Maturing December 28, 2010	950,112
	NPC International, Inc.
212,500	Term Loan, 7.10%, Maturing May 3, 2013	211,106
	Sagittarius Restaurants, LLC
248,750	Term Loan, 7.62%, Maturing March 29, 2013	249,061
		$6,339,745
Food/Drug Retailers — 1.2%
	General Nutrition Centers, Inc.
83,713	Term Loan, 8.12%, Maturing December 5, 2009	84,419
	Giant Eagle, Inc.
198,500	Term Loan, 7.00%, Maturing November 7, 2012	198,872
	Roundy’s Supermarkets, Inc.
347,375	Term Loan, 8.42%, Maturing November 3, 2011	350,704
	Supervalu, Inc.
1,170,995	Term Loan, 7.19%, Maturing June 1, 2012	1,172,378
	The Jean Coutu Group (PJC), Inc.
1,226,921	Term Loan, 8.00%, Maturing July 30, 2011	1,231,139
	The Pantry, Inc.
1,146,362	Term Loan, 7.08%, Maturing January 2, 2012	1,149,587
		$4,187,099
Forest Products — 2.4%
	Appleton Papers, Inc.
724,982	Term Loan, 7.65%, Maturing June 11, 2010	727,701
	Boise Cascade Holdings, LLC
1,361,635	Term Loan, 7.11%, Maturing October 29, 2011	1,367,135
	Buckeye Technologies, Inc.
1,293,463	Term Loan, 7.33%, Maturing April 15, 2010	1,294,540
	Georgia Pacific Corp.
2,935,350	Term Loan, 7.39%, Maturing December 20, 2012	2,944,420
275,000	Term Loan, 8.39%, Maturing December 23, 2013	277,865

	NewPage Corp.
$387,058	Term Loan, 8.50%, Maturing May 2, 2011	$389,961
	RLC Industries Co.
431,360	Term Loan, 6.82%, Maturing February 20, 2010	432,438
	Xerium Technologies, Inc.
778,577	Term Loan, 7.62%, Maturing May 18, 2012	776,874
		$8,210,934
Healthcare — 7.8%
	Accellent, Inc.
997,487	Term Loan, 7.40%, Maturing November 22, 2012	996,658
	American Medical Systems
450,000	Term Loan, 7.81%, Maturing July 20, 2012	450,562
	Ameripath, Inc.
1,246,875	Term Loan, 7.39%, Maturing October 31, 2012	1,246,563
	AMN Healthcare, Inc.
211,745	Term Loan, 7.12%, Maturing November 2, 2011	212,346
	AMR HoldCo, Inc.
997,468	Term Loan, 7.28%, Maturing February 10, 2012	999,339
	Bushnell Performance Optics
693,171	Term Loan, 8.37%, Maturing August 19, 2011	697,503
	Community Health Systems, Inc.
3,178,349	Term Loan, 7.15%, Maturing August 19, 2011	3,180,583
	Concentra Operating Corp.
1,772,292	Term Loan, 7.62%, Maturing September 30, 2011	1,777,554
	Conmed Corp.
248,750	Term Loan, 7.33%, Maturing April 13, 2013	249,061
	CRC Health Corp.
497,500	Term Loan, 7.62%, Maturing February 6, 2013	496,878
	Davita, Inc.
1,593,235	Term Loan, 7.50%, Maturing October 5, 2012	1,600,491
	DJ Orthopedics, LLC
955,000	Term Loan, 7.02%, Maturing April 7, 2013	953,209
	Encore Medical IHC, Inc.
216,984	Term Loan, 8.30%, Maturing October 4, 2010	217,798
	FHC Health Systems, Inc.
500,000	Term Loan, 11.40%, Maturing June 27, 2008	517,500
	Fresenius Medical Care Holdings
1,395,494	Term Loan, 6.75%, Maturing March 31, 2013	1,386,772
	HealthSouth Corp.
997,500	Term Loan, 8.58%, Maturing March 10, 2013	1,002,349
	Iasis Healthcare, LLC
733,125	Term Loan, 7.73%, Maturing June 16, 2011	738,013
	Kinetic Concepts, Inc.
346,173	Term Loan, 7.12%, Maturing October 3, 2009	347,471
	Leiner Health Products, Inc.
234,520	Term Loan, 8.88%, Maturing May 27, 2011	235,839

	Lifepoint Hospitals, Inc.
$765,881	Term Loan, 6.95%, Maturing April 15, 2012	$761,733
	Magellan Health Services, Inc.
375,000	Term Loan, 5.21%, Maturing August 15, 2008	375,938
328,125	Term Loan, 7.17%, Maturing August 15, 2008	328,945
	Matria Healthcare, Inc.
498,744	Term Loan, 7.63%, Maturing January 19, 2012	499,991
	Multiplan Merger Corp.
972,370	Term Loan, 7.35%, Maturing April 12, 2013	969,533
	National Mentor Holdings, Inc.
16,800	Term Loan, 5.34%, Maturing June 29, 2013	16,884
282,492	Term Loan, 7.87%, Maturing June 29, 2013	283,904
	National Rental Institutes, Inc.
249,375	Term Loan, 7.59%, Maturing March 31, 2013	249,921
	PER-SE Technologies, Inc.
750,000	Term Loan, 7.58%, Maturing January 6, 2013	753,047
	Quintiles Transnational Corp.
1,445,244	Term Loan, 7.37%, Maturing March 31, 2013	1,445,018
	Renal Advantage, Inc.
496,250	Term Loan, 7.89%, Maturing October 5, 2012	496,870
	Select Medical Holding Corp.
297,739	Term Loan, 7.15%, Maturing February 24, 2012	292,696
	Sunrise Medical Holdings, Inc.
1,032,438	Term Loan, 8.66%, Maturing May 13, 2010	1,033,729
	Talecris Biotherapeutics, Inc.
234,375	Term Loan, 8.89%, Maturing May 31, 2010	234,375
	Vanguard Health Holding Co., LLC
995,006	Term Loan, 7.87%, Maturing September 23, 2011	996,872
	VWR International, Inc.
772,008	Term Loan, 7.77%, Maturing April 7, 2011	774,179
		$26,820,124
Home Furnishings — 1.2%
	Interline Brands, Inc.
563,804	Term Loan, 7.26%, Maturing June 23, 2013	564,861
433,696	Term Loan, 7.26%, Maturing June 23, 2013	434,509
	Knoll, Inc.
918,703	Term Loan, 7.12%, Maturing October 3, 2012	924,158
	National Bedding Co, LLC
795,730	Term Loan, 7.43%, Maturing August 31, 2011	797,421
	Oreck Corp.
498,731	Term Loan, 8.12%, Maturing February 2, 2012	498,731
	Sealy Mattress Co.
400,000	Term Loan, 6.96%, Maturing August 25, 2012	400,000

	Simmons Co.
$367,333	Term Loan, 7.18%, Maturing December 19, 2011	$369,801
		$3,989,481
Industrial Equipment — 1.6%
	Alliance Laundry Holdings, LLC
557,872	Term Loan, 7.58%, Maturing January 27, 2012	560,836
	Colfax Corp.
987,628	Term Loan, 7.38%, Maturing May 30, 2009	993,184
	Douglas Dynamics Holdings, Inc.
1,559,363	Term Loan, 7.12%, Maturing December 16, 2010	1,565,211
	Flowserve Corp.
234,069	Term Loan, 6.88%, Maturing August 10, 2012	234,581
	Gleason Corp.
200,000	Term Loan, 7.91%, Maturing June 30, 2013	201,375
	MTD Products, Inc.
492,443	Term Loan, 6.88%, Maturing June 1, 2010	491,212
	Nacco Materials Handling Group, Inc.
249,375	Term Loan, 7.36%, Maturing March 22, 2013	248,752
	TFS Acquisition Corp.
1,225,000	Term Loan, 8.92%, Maturing August 11, 2013	1,234,188
		$5,529,339
Insurance — 1.2%
	CCC Information Serivices Group
950,000	Term Loan, 7.87%, Maturing February 10, 2013	954,948
	Conseco, Inc.
1,533,183	Term Loan, 7.08%, Maturing June 22, 2010	1,534,460
	Hilb, Rogal & Hobbs Co.
273,625	Term Loan, 6.87%, Maturing April 26, 2013	273,858
	U.S.I. Holdings Corp.
1,444,249	Term Loan, 7.75%, Maturing March 24, 2011	1,451,470
		$4,214,736
Leisure Goods/Activities/Movies — 4.8%
	AMC Entertainment, Inc.
1,697,747	Term Loan, 7.45%, Maturing January 26, 2013	1,709,242
	AMF Bowling Worldwide, Inc.
200,703	Term Loan, 8.37%, Maturing August 27, 2009	202,333
	Bombardier Recreational Product
550,000	Term Loan, 8.24%, Maturing June 28, 2013	549,313
	Cedar Fair, L.P.
1,995,000	Term Loan, 7.87%, Maturing August 30, 2012	2,007,646
	Century California Subsidiary
1,000,000	Term Loan, 7.28%, Maturing March 1, 2013	1,001,125
	Cinemark, Inc.
2,539,413	Term Loan, 7.26%, Maturing March 31, 2011	2,543,857

	Dave & Buster’s, Inc.
$124,375	Term Loan, 7.88%, Maturing March 8, 2013	$124,530
125,000	Term Loan, 7.94%, Maturing March 8, 2013	125,156
	Easton-Bell Sports, Inc.
997,494	Term Loan, 7.08%, Maturing March 16, 2012	998,741
	HEI Acquisition, LLC
500,000	Term Loan, 8.50%, Maturing December 31, 2011	500,000
	Mega Blocks, Inc.
996,982	Term Loan, 7.20%, Maturing July 26, 2012	996,359
	Metro-Goldwyn-Mayer Holdings, Inc.
875,600	Term Loan, 8.62%, Maturing April 8, 2012	868,213
	Regal Cinemas Corp.
1,624,421	Term Loan, 7.12%, Maturing November 10, 2010	1,620,282
	Six Flags Theme Parks, Inc.
456,400	Term Loan, 8.73%, Maturing June 30, 2009	462,283
	Universal City Development Partners, Ltd.
796,080	Term Loan, 7.47%, Maturing June 9, 2011	797,822
	WMG Acquisition Corp.
2,037,808	Term Loan, 7.39%, Maturing February 28, 2011	2,046,856
		$16,553,758
Lodging and Casinos — 3.2%
	Ameristar Casinos, Inc.
745,619	Term Loan, 6.90%, Maturing November 10, 2012	745,852
	Bally Technologies, Inc.
311,382	Term Loan, 9.33%, Maturing September 5, 2009	312,096
	Boyd Gaming Corp.
366,563	Term Loan, 6.87%, Maturing June 30, 2011	367,128
	CCM Merger, Inc.
197,501	Term Loan, 7.38%, Maturing April 25, 2012	197,205
	Fairmont Hotels and Resorts, Inc.
375,000	Term Loan, 8.58%, Maturing May 12, 2011	378,750
	Globalcash Access, LLC
124,408	Term Loan, 7.07%, Maturing March 10, 2010	124,408
	Green Valley Ranch, LLC
298,481	Term Loan, 7.37%, Maturing December 31, 2010	298,667
	Herbst Gaming, Inc.
325,050	Term Loan, 7.37%, Maturing January 31, 2011	325,558
	Isle of Capri Casinos, Inc.
1,880,493	Term Loan, 7.17%, Maturing February 4, 2012	1,883,784
	Penn National Gaming, Inc.
2,161,648	Term Loan, 7.19%, Maturing October 3, 2012	2,172,523
	Pinnacle Entertainment, Inc.
1,500,000	Term Loan, 7.33%, Maturing December 14, 2011	1,504,062
	Resorts International Holdings, LLC
787,525	Term Loan, 9.33%, Maturing April 26, 2012	793,431

	Venetian Casino Resort, LLC
$1,492,678	Term Loan, 7.12%, Maturing June 15, 2011	$1,495,477
307,767	Term Loan, 7.12%, Maturing June 15, 2011	308,344
	VML US Finance, LLC
83,333	Term Loan, 0.00%, Maturing May 25, 2012 (2)	83,290
166,667	Term Loan, 8.12%, Maturing May 25, 2013	167,617
		$11,158,192
Nonferrous Metals/Minerals — 1.1%
	Alpha Natural Resources, LLC
298,500	Term Loan, 7.12%, Maturing October 26, 2012	298,733
	Compass Minerals Group, Inc.
2,340,595	Term Loan, 6.97%, Maturing December 22, 2012	2,342,423
	Magnum Coal Co.
20,455	Term Loan, 8.58%, Maturing March 15, 2013	20,506
203,523	Term Loan, 8.62%, Maturing March 15, 2013	204,032
	Murray Energy Corp.
344,750	Term Loan, 8.40%, Maturing January 28, 2010	348,198
	Novelis, Inc.
121,572	Term Loan, 7.72%, Maturing January 6, 2012	122,095
209,856	Term Loan, 7.72%, Maturing January 6, 2012	210,759
	Tube City IMS Corp.
246,878	Term Loan, 8.12%, Maturing December 31, 2010	247,650
		$3,794,396
Oil and Gas — 1.9%
	Citgo Petroleum Corp.
496,250	Term Loan, 6.70%, Maturing November 15, 2012	497,118
	Dresser, Inc.
59,756	Term Loan, 7.83%, Maturing March 31, 2007	60,036
	El Paso Corp.
365,000	Term Loan, 5.33%, Maturing July 31, 2011	367,314
	Epco Holdings, Inc.
1,027,500	Term Loan, 7.38%, Maturing August 18, 2010	1,034,564
	Niska Gas Storage
127,273	Term Loan, 0.00%, Maturing May 13, 2011 (2)	127,432
181,818	Term Loan, 7.14%, Maturing May 13, 2011	182,045
190,432	Term Loan, 7.16%, Maturing May 13, 2011	190,298
995,227	Term Loan, 7.17%, Maturing May 12, 2013	994,528
	Petroleum Geo-Services ASA
86,360	Term Loan, 7.61%, Maturing December 16, 2012	87,051
	Targa Resources, Inc.
925,000	Term Loan, 7.62%, Maturing October 31, 2007	926,301
135,196	Term Loan, 7.62%, Maturing October 31, 2012	135,896
634,406	Term Loan, 7.64%, Maturing October 31, 2012	637,692
	Universal Compression, Inc.
295,502	Term Loan, 6.87%, Maturing February 15, 2012	295,872

	W&T Offshore, Inc.
$1,000,000	Term Loan, 7.65%, Maturing May 26, 2010	$1,005,417
		$6,541,564
Publishing — 3.5%
	American Media Operations, Inc.
1,075,000	Term Loan, 8.37%, Maturing January 31, 2013	1,080,711
	Black Press US Partnership
377,778	Term Loan, 7.50%, Maturing August 2, 2013	379,667
622,222	Term Loan, 7.50%, Maturing August 2, 2013	625,333
	Cenveo Corp.
250,000	Term Loan, 7.38%, Maturing June 21, 2013	250,625
	Dex Media East, LLC
1,468,421	Term Loan, 6.91%, Maturing May 8, 2009	1,462,710
	Dex Media West, LLC
109,783	Term Loan, 6.87%, Maturing March 9, 2010	109,334
418,393	Term Loan, 6.90%, Maturing September 9, 2010	416,719
	Gatehouse Media Operating, Inc.
750,000	Term Loan, 7.58%, Maturing June 6, 2013	750,704
	Medianews Group, Inc.
404,420	Term Loan, 6.57%, Maturing August 25, 2010	400,375
274,313	Term Loan, 7.07%, Maturing August 2, 2013	274,884
	Merrill Communications, LLC
196,559	Term Loan, 7.59%, Maturing February 9, 2009	197,312
	Nebraska Book Co., Inc.
338,096	Term Loan, 7.88%, Maturing March 4, 2011	339,576
	Newspaper Holdings, Inc.
300,000	Term Loan, 6.94%, Maturing August 24, 2012	298,875
	Philadelphia Newspapers, LLC
498,750	Term Loan, 8.12%, Maturing June 29, 2013	501,555
	R.H. Donnelley Corp.
6,519	Term Loan, 6.68%, Maturing December 31, 2009	6,455
440,509	Term Loan, 6.89%, Maturing June 30, 2010	437,652
	Source Media, Inc.
714,130	Term Loan, 7.61%, Maturing November 8, 2011	717,031
	SP Newsprint Co.
871,627	Term Loan, 5.32%, Maturing January 9, 2010	874,896
119,849	Term Loan, 8.25%, Maturing January 9, 2010	120,298
	Sun Media Corp.
1,611,122	Term Loan, 7.24%, Maturing February 7, 2009	1,614,143
	Xsys US, Inc.
132,027	Term Loan, 7.87%, Maturing September 27, 2013	133,116
134,855	Term Loan, 8.37%, Maturing September 27, 2014	136,642
	Yell Group, PLC
850,000	Term Loan, 7.32%, Maturing February 10, 2013	854,011
		$11,982,624

Radio and Television — 3.6%
	Adams Outdoor Advertising, L.P.
$1,287,406	Term Loan, 7.27%, Maturing October 15, 2011	$1,290,424
	Block Communications, Inc.
148,875	Term Loan, 7.37%, Maturing December 22, 2011	149,340
	Cequel Communications, LLC
1,575,000	Term Loan, 7.74%, Maturing November 5, 2013	1,563,433
	CMP Susquehanna Corp.
1,464,107	Term Loan, 7.40%, Maturing May 5, 2013	1,463,650
	Cumulus Media, Inc.
997,500	Term Loan, 7.45%, Maturing June 7, 2013	1,001,085
	DirecTV Holdings, LLC
1,835,365	Term Loan, 6.83%, Maturing April 13, 2013	1,838,858
	Emmis Operating Co.
66,667	Term Loan, 7.08%, Maturing November 10, 2011	66,839
	Entravision Communications Corp.
248,125	Term Loan, 7.01%, Maturing September 29, 2013	248,280
	Gray Television, Inc.
297,750	Term Loan, 7.00%, Maturing May 22, 2013	297,564
248,125	Term Loan, 7.01%, Maturing November 22, 2015	247,970
	Intelsat Subsuduary Holding Co.
275,000	Term Loan, 7.76%, Maturing July 3, 2013	276,891
	LBI Media, Inc.
249,375	Term Loan, 6.76%, Maturing March 31, 2012	247,505
	Nexstar Broadcasting, Inc.
158,933	Term Loan, 7.12%, Maturing October 1, 2012	158,635
150,631	Term Loan, 7.12%, Maturing October 1, 2012	150,348
	PanAmSat Corp.
1,675,000	Term Loan, 8.01%, Maturing January 3, 2014	1,687,970
	Paxson Communications Corp.
250,000	Term Loan, 8.76%, Maturing January 15, 2012	254,688
	Raycom TV Broadcasting, LLC
297,663	Term Loan, 6.88%, Maturing August 28, 2013	295,989
	SFX Entertainment
148,875	Term Loan, 7.62%, Maturing June 21, 2013	148,968
	Spanish Broadcasting System
870,603	Term Loan, 7.12%, Maturing June 10, 2012	871,147
	Young Broadcasting, Inc.
246,875	Term Loan, 8.00%, Maturing November 3, 2012	245,872
		$12,505,456
Rail Industries — 0.2%
	Kansas City Southern Railway Co.
598,500	Term Loan, 7.15%, Maturing March 30, 2008	599,747

	Railamerica, Inc.
$228,937	Term Loan, 7.44%, Maturing September 29, 2011	$229,939
27,064	Term Loan, 7.44%, Maturing September 29, 2011	27,183
		$856,869
Retailers (Except Food and Drug) — 2.1%
	Advance Stores Company, Inc.
55,839	Term Loan, 6.88%, Maturing September 30, 2010	55,769
93,926	Term Loan, 6.90%, Maturing September 30, 2010	93,809
	Coinmach Laundry Corp.
373,865	Term Loan, 7.91%, Maturing December 19, 2012	377,195
	Cumberland Farms, Inc.
826,518	Term Loan, 8.50%, Maturing September 8, 2008	830,650
	FTD, Inc.
500,000	Term Loan, 7.41%, Maturing July 28, 2013	502,188
	Harbor Freight Tools USA, Inc.
212,003	Term Loan, 7.22%, Maturing July 15, 2010	212,109
	Josten’s Corp.
1,234,276	Term Loan, 7.37%, Maturing October 4, 2011	1,241,373
	La Petite Academy, Inc.
230,000	Term Loan, 10.04%, Maturing August 21, 2012	231,150
	Neiman Marcus Group, Inc.
750,000	Term Loan, 7.89%, Maturing April 5, 2013	755,909
	Oriental Trading Co., Inc.
997,500	Term Loan, 8.18%, Maturing July 31, 2013	996,877
	Pep Boys - Manny, Moe, & Jack, (The)
997,494	Term Loan, 8.32%, Maturing January 27, 2011	1,004,975
	Rent-A-Center, Inc.
250,000	Term Loan, 7.00%, Maturing July 13, 2013	250,938
	Savers, Inc.
114,213	Term Loan, 8.16%, Maturing August 11, 2012	114,927
135,787	Term Loan, 8.16%, Maturing August 11, 2012	136,635
	Travelcenters of America, Inc.
297,750	Term Loan, 7.12%, Maturing November 30, 2008	298,159
		$7,102,663
Steel — 0.1%
	John Maneely Co.
206,272	Term Loan, 8.51%, Maturing March 24, 2013	208,205
		$208,205
Surface Transport — 0.6%
	Gainey Corp.
500,000	Term Loan, 8.09%, Maturing April 20, 2012	503,750
	Laidlaw International, Inc.
124,688	Term Loan, 7.12%, Maturing July 31, 2013	125,571
374,063	Term Loan, 7.12%, Maturing July 31, 2013	376,712

	Sirva Worldwide, Inc.
$144,170	Term Loan, 11.21%, Maturing December 1, 2010	$137,442
	Vanguard Car Rental USA
888,250	Term Loan, 8.35%, Maturing June 14, 2013	890,582
		$2,034,057
Telecommunications — 4.1%
	Alaska Communications Systems Holdings, Inc.
333,333	Term Loan, 7.12%, Maturing February 1, 2012	332,875
966,667	Term Loan, 7.12%, Maturing February 1, 2012	965,338
	American Cellular Corp.
125,000	Term Loan, 0.00%, Maturing August 7, 2013 (2)	125,781
125,000	Term Loan, 7.58%, Maturing August 7, 2013	125,313
	Cellular South, Inc.
1,248,101	Term Loan, 7.25%, Maturing May 4, 2011	1,249,272
	Centennial Cellular Operating Co., LLC
320,833	Term Loan, 7.62%, Maturing February 9, 2011	323,068
	Cincinnati Bell, Inc.
247,500	Term Loan, 6.99%, Maturing August 31, 2012	247,229
	Consolidated Communications, Inc.
3,310,938	Term Loan, 7.38%, Maturing July 27, 2015	3,316,113
	Crown Castle Operating Co.
1,000,000	Term Loan, 7.65%, Maturing June 1, 2014	1,004,777
	Fairpoint Communications, Inc.
1,340,000	Term Loan, 7.13%, Maturing February 8, 2012	1,332,044
	Hawaiian Telcom Communications, Inc.
298,667	Term Loan, 7.62%, Maturing October 31, 2012	299,333
	Iowa Telecommunications Services
1,450,000	Term Loan, 7.12%, Maturing November 23, 2011	1,452,266
	NTelos, Inc.
895,464	Term Loan, 7.58%, Maturing August 24, 2011	896,024
	Stratos Global Corp.
200,000	Term Loan, 8.11%, Maturing February 13, 2012	199,875
	Syniverse Holdings, Inc.
271,313	Term Loan, 7.37%, Maturing February 15, 2012	271,822
	Triton PCS, Inc.
817,273	Term Loan, 8.58%, Maturing November 18, 2009	824,850
	Windstream Corp.
1,125,000	Term Loan, 7.26%, Maturing July 17, 2013	1,130,123
		$14,096,103
Utilities — 2.4%
	Astoria Generating Co.
251,497	Term Loan, 7.33%, Maturing February 23, 2012	252,844
1,245,096	Term Loan, 7.39%, Maturing February 23, 2013	1,251,766
	BRSP, LLC
500,000	Term Loan, 8.58%, Maturing July 13, 2009	502,500

	Cogentrix Delaware Holdings, Inc.
$163,969	Term Loan, 6.87%, Maturing April 14, 2012	$164,139
	Covanta Energy Corp.
442,276	Term Loan, 5.37%, Maturing June 24, 2012	445,685
250,000	Term Loan, 7.62%, Maturing June 24, 2012	250,000
316,936	Term Loan, 7.62%, Maturing May 27, 2013	319,379
	LSP General Finance Co., LLC
39,749	Term Loan, 7.12%, Maturing April 14, 2013	39,707
934,596	Term Loan, 7.12%, Maturing April 14, 2013	933,621
	Mirant North America, LLC.
297,750	Term Loan, 7.07%, Maturing January 3, 2013	297,245
	NRG Energy, Inc.
200,000	Term Loan, 7.37%, Maturing February 1, 2013	200,863
2,813,369	Term Loan, 7.37%, Maturing February 1, 2013	2,827,934
	Pike Electric, Inc.
157,992	Term Loan, 6.88%, Maturing July 1, 2012	157,968
	Reliant Energy, Inc.
34,299	Term Loan, 7.71%, Maturing December 22, 2010	34,330
	Vulcan Energy Corp.
776,840	Term Loan, 6.90%, Maturing July 23, 2010	777,811
		$8,455,792
Total Senior, Floating Rate Interests (identified cost $306,658,273)		$306,407,087

Corporate Bonds & Notes — 0.1%

Principal
Amount
(000’s omitted)	Security	Value
Telecommunications — 0.1%
	Qwest Corp., Sr. Notes, Variable Rate
$300	8.64%, 6/15/13	$322,500
	Rogers Wireless, Inc., Variable Rate
93	8.515%, 12/15/10	94,860
		$417,360
Total Corporate Bonds & Notes (identified cost $393,000)		$417,360

Short-Term Investments — 10.5%

Principal	Maturity
Amount	Date	Borrower	Rate	Amount
$6,800,000	10/04/06	Barton Capital Corp, LLC	5.27%	$6,795,022
1,015,000	10/02/06	BNP Paribas Time Deposit	5.35%	1,015,000
6,800,000	10/06/06	Countrywide Financial Corp.	5.31%	6,792,979
1,500,000	10/02/06	Investors Bank and Trust Company Time Deposit	5.37%	1,500,000
6,800,000	10/02/06	Old Line Funding, LLC	5.27%	6,797,013
6,375,000	10/02/06	Sheffield Receivables Corp.	5.37%	6,373,098
6,868,000	10/02/06	Societe Generale Time Deposit	5.35%	6,868,000
Total Short-Term Investments (at amortized cost)				$36,141,112
Total Investments — 99.2% (identified cost $343,192,385)				$342,965,559
Less Unfunded Loan Commitments — (0.4)%				$(1,246,154)
Net Investments — 98.8% (identified cost $341,946,231)				$341,719,405
Other Assets, Less Liabilities — 1.2%				$3,983,839
Net Assets — 100.0%				$345,703,244

REIT	—	Real Estate Investment Trust
(1)

Senior floating-rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)		Unfunded loan commitments.

The Fund did not have any open financial instruments at September 30, 2006.

The cost and unrealized appreciation/depreciation in the value of the investments owned at September 30, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$341,946,231
Gross unrealized appreciation	$525,836
Gross unrealized depreciation	(752,662)
Net unrealized depreciation	$(226,826)

Eaton Vance VT Worldwide Health Sciences Fund                                                              as of September 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 90.78%

			Percentage of
Security	Shares	Value	Net Assets
Major Capitalization — Europe — 7.61% (1)
Novartis AG	36,000	$2,094,493	7.61%
		$2,094,493	7.61%
Major Capitalization — Far East — 14.65% (1)
Astellas Pharma, Inc.	31,690	1,276,475	4.63%
Chugai Pharmaceuticals Co., Ltd.	55,000	1,184,142	4.30%
Takeda Pharmaceutical Co., Ltd.	25,200	1,575,403	5.72%
		$4,036,020	14.65%
Major Capitalization — North America — 42.36% (1)
Amgen, Inc. (3)	26,000	1,859,780	6.75%
Genentech, Inc. (3)	20,000	1,654,000	6.00%
Genzyme Corp. (3)	21,900	1,477,593	5.36%
Lilly (Eli) & Co.	21,100	1,202,700	4.37%
Medimmune, Inc. (3)	46,000	1,343,660	4.88%
Pfizer, Inc.	36,700	1,040,812	3.78%
Schering-Plough Corp.	65,200	1,440,268	5.23%
St. Jude Medical, Inc. (3)	12,000	423,480	1.54%
Wyeth	24,100	1,225,244	4.45%
		$11,667,537	42.36%
Specialty Capitalization — Europe — 0.67% (2)
Acambis plc (3)	64,000	184,251	0.67%
		$184,251	0.67%
Specialty Capitalization — North America — 25.49% (2)
Adolor Corp. (3)	25,000	346,750	1.26%
Affymetrix, Inc. (3)	20,000	431,200	1.57%
BioMarin Pharmaceutical, Inc. (3)	38,000	540,740	1.96%
Cephalon, Inc. (3)	9,800	605,150	2.20%
Exelixis, Inc. (3)	45,000	391,950	1.42%
Gen-Probe, Inc. (3)	20,000	937,800	3.40%
LifeCell Corp. (3)	10,000	322,200	1.17%
Ligand Pharmaceuticals, Inc., Class B (3)	42,000	421,680	1.53%
Millennium Pharmaceuticals, Inc. (3)	84,000	835,800	3.03%
NPS Pharmaceuticals, Inc. (3)	34,800	132,588	0.48%
OSI Pharmaceuticals, Inc. (3)	22,000	825,660	3.00%

1

Tanox, Inc. (3)	30,000	$354,600	1.29%
Vertex Pharmaceuticals, Inc. (3)	26,000	874,900	3.18%
		$7,021,018	25.49%
Total Common Stocks (identified cost $21,137,653)		$25,003,319

Short-Term Investments — 9.54%

	Principal
	Amount		Percentage of
Security	(000’s omitted)	Value	Net Assets
BNP Paribas Time Deposit, 5.35%, 10/2/06	$828	$828,000	3.00%
Investors Bank and Trust Company Time Deposit, 5.37%, 10/2/06	551	551,000	2.00%
Societe Generale Time Deposit, 5.35%, 10/2/06	1,250	1,250,000	4.54%
Total Short-Term Investments (at amortized cost, $2,629,000)		$2,629,000
Total Investments (identified cost $23,766,653)		$27,632,319	100.32%
Other Assets, Less Liabilities		$(88,834)	(0.32)%
Net Assets		$27,543,485	100.00%

(1)                       Major capitalization is defined as market value of $5 billion or more.

(2)                       Specialty capitalization is defined as market value of less than $5 billion.

(3)                       Non-income producing security.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
United States	77.4%	$21,317,555
Japan	14.6%	4,036,020
Switzerland	7.6%	2,094,493
United Kingdom	0.7%	184,251
Total	100.3%	$27,632,319

2

The Fund did not have any open financial instruments at September 30, 2006.

The cost and unrealized appreciation (depreciation) in value of the investment securities of the Fund at September 30, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$23,766,653
Gross unrealized appreciation	$6,094,046
Gross unrealized depreciation	(2,228,380)
Net unrealized appreciation	$3,865,666

The net unrealized depreciation on foreign currency is $509.

3

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Variable Trust

By:	/s/ James B. Hawkes
James B. Hawkes
President and Principal Executive Officer

Date:	November 16, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James B. Hawkes
James B. Hawkes
President and Principal Executive Officer

Date:	November 16, 2006

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer

Date:	November 16, 2006